Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

April 2, 2026

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:	Series Portfolios Trust (the “Trust”)
File Nos. 333-206240 and 811-23084

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Infrastructure Capital Equity Income ETF, Infrastructure Capital Small Cap Income ETF and Infrastructure Capital Bond Income ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 30, 2026, and filed electronically as Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A on March 30, 2026.

If you have any questions or require further information, please contact the undersigned at (414) 516-1652.

Sincerely,

/s/Adam W. Smith
Adam W. Smith
Secretary of Series Portfolios Trust